RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Compensation to the Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
Compensation to the non-executive directors:

	For the year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8

Fees, including reimbursement of expenses	251	323	340
Share-based compensation	76	123	113
	327	446	453

Transactions with Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
Transactions with related parties:
	For the year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8

Consulting fees, including share-based compensation and reimbursement of expenses (1)	57	54	47
	57	54	47